Income and Expenses - Summary of Selling, General and Administrative Expenses (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis Of Income And Expense [Abstract]
Compensation and employee benefits	₱ 23,543	₱ 22,782	₱ 19,928
Repairs and maintenance (Notes 13, 17 and 24)	14,331	12,744	14,706
Professional and other contracted services (Note 24)	12,809	12,168	9,386
Rent (Note 24)	7,321	7,016	6,632
Selling and promotions (Note 24)	6,340	5,908	7,687
Taxes and licenses (Note 26)	4,974	3,970	3,782
Insurance and security services (Note 24)	1,499	1,519	1,736
Communication, training and travel (Note 24)	1,069	1,166	1,249
Amortization of intangible assets (Notes 5 and 14)	892	835	929
Other expenses	1,138	882	1,161
Total selling, general and administrative expenses	₱ 73,916	₱ 68,990	₱ 67,196